Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 24, 2018	Feb. 25, 2017	Feb. 24, 2018	Feb. 25, 2017
Net sales	$ 109,347		$ 215,934
Cost of goods sold	59,090		112,920
Gross profit	50,257		103,014
Operating Expenses:
Distribution	5,391		10,208
Selling	4,975		8,878
Marketing	10,056		19,906
General and administrative	12,711		24,790
Depreciation and amortization	1,948		3,882
Business transaction costs	1,877		1,877
Gain in fair value change of contingent consideration - TRA liability	(3,668)		(3,026)
Other expense	184		430
Total operating expenses	33,474		66,945
Income from operations	16,783		36,069
Other income (expense):
Change in warrant liabilities	0		0
Interest expense	(3,093)		(6,112)
Gain (loss) on foreign currency transactions	601		956
Other income	312		398
Total other expense	(2,180)		(4,758)
Income before income taxes	14,603		31,311
Income tax (benefit) expense	(26,791)		(20,301)
Net income	41,394		51,612
Other comprehensive income:
Foreign currency translation adjustments	(101)		(800)
Comprehensive income	$ 41,293		$ 50,812
Earnings per share from net income:
Basic (in dollars per share)	$ 0.59		$ 0.73
Diluted (in dollars per share)	$ 0.56		$ 0.71
Weighted average shares outstanding:
Basic (in shares)	70,582,573		70,576,744
Diluted (in shares)	73,832,207		72,605,705
(Predecessor)
Net sales		$ 102,308		$ 202,111
Cost of goods sold		55,735		106,826
Gross profit		46,573		95,285
Operating Expenses:
Distribution		4,960		9,329
Selling		3,978		8,271
Marketing		10,030		19,236
General and administrative		11,768		21,699
Depreciation and amortization		2,474		4,927
Business transaction costs		0		0
Gain in fair value change of contingent consideration - TRA liability		0		0
Other expense		58		58
Total operating expenses		33,268		63,520
Income from operations		13,305		31,765
Other income (expense):
Change in warrant liabilities		(1,119)		(397)
Interest expense		(6,566)		(13,629)
Gain (loss) on foreign currency transactions		(108)		(718)
Other income		22		199
Total other expense		(7,771)		(14,545)
Income before income taxes		5,534		17,220
Income tax (benefit) expense		2,071		6,970
Net income		3,463		10,250
Other comprehensive income:
Foreign currency translation adjustments		113		416
Comprehensive income		$ 3,576		$ 10,666